SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 6,467	$ 8,751
Cash flows from (used in) financing activities	19,927	32,460
Cash flows from (used in) investing activities	(29,762)	(39,650)
BIP
Cash flows from (used in):
Cash flows from (used in) operating activities	4,078	3,131
Cash flows from (used in) financing activities	9,419	56
Cash flows from (used in) investing activities	(12,990)	(3,365)
Distributions paid to non-controlling interests in common equity	868	810
BEP
Cash flows from (used in):
Cash flows from (used in) operating activities	1,865	1,711
Cash flows from (used in) financing activities	2,596	3,489
Cash flows from (used in) investing activities	(4,356)	(5,066)
Distributions paid to non-controlling interests in common equity	503	477
BBU
Cash flows from (used in):
Cash flows from (used in) operating activities	2,130	1,011
Cash flows from (used in) financing activities	(4,371)	18,070
Cash flows from (used in) investing activities	2,537	(18,721)
Distributions paid to non-controlling interests in common equity	19	19
Brookfield Property Partners L.P. [Member]
Cash flows from (used in):
Cash flows from (used in) operating activities	(786)	(1,657)
Cash flows from (used in) financing activities	4,135	6,871
Cash flows from (used in) investing activities	(6,556)	(3,756)
Distributions paid to non-controlling interests in common equity	0	0
Brookfield Asset Management ULC (BAM)
Cash flows from (used in):
Cash flows from (used in) operating activities	1,439	(374)
Cash flows from (used in) financing activities	(475)	1,706
Cash flows from (used in) investing activities	(1,842)	(280)
Distributions paid to non-controlling interests in common equity	$ 526	$ 0